Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds II, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001738072
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2018
Prospectus Date	rr_ProspectusDate	Jul. 02, 2018